Segment Reporting - Summary of Information Concerning Principal Geographic Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of geographical areas [line items]
Revenues	$ 34,286.0	₨ 2,594,251.2	₨ 2,993,662.4	₨ 2,882,951.1
Non-current assets	20,495.3		1,353,963.6		₨ 1,550,777.1
India [Member]
Disclosure of geographical areas [line items]
Revenues	6,153.0	465,564.5	678,148.1	578,403.3
Non-current assets	3,496.1		248,726.3		264,529.2
United States of America [Member]
Disclosure of geographical areas [line items]
Revenues	6,836.9	517,316.1	512,511.1	448,881.5
Non-current assets	107.6		2,919.9		8,138.9
United Kingdom [Member]
Disclosure of geographical areas [line items]
Revenues	5,536.1	418,890.7	559,993.0	418,970.3
Non-current assets	14,796.2		981,062.7		1,119,559.0
Rest of Europe [Member]
Disclosure of geographical areas [line items]
Revenues	5,698.0	431,138.1	452,087.8	470,288.0
Non-current assets	1,434.6		94,708.0		108,549.8
China [Member]
Disclosure of geographical areas [line items]
Revenues	3,928.8	297,271.0	303,929.1	481,675.0
Non-current assets	209.4		1,409.2		15,842.6
Rest of the World [Member]
Disclosure of geographical areas [line items]
Revenues	6,133.2	₨ 464,070.8	486,993.3	₨ 484,733.0
Non-current assets	$ 451.4		₨ 25,137.5		₨ 34,157.6